Financial Risk Management and Fair Values - Summary of Expected Loss Rate Accounts Receivable Due (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Within 30 days [member] | Individual customer [member]
Disclosure of provision matrix [line items]
Expected loss rate	2.00%	2.00%
Gross carrying amount	¥ 3,112	¥ 3,220
Loss allowance	¥ (62)	¥ (64)
31 days to 90 days [member] | Individual customer [member]
Disclosure of provision matrix [line items]
Expected loss rate	20.00%	20.00%
Gross carrying amount	¥ 846	¥ 1,308
Loss allowance	¥ (169)	¥ (262)
91 days to 1 year [member] | Individual customer [member]
Disclosure of provision matrix [line items]
Expected loss rate	80.00%	80.00%
Gross carrying amount	¥ 1,772	¥ 2,436
Loss allowance	¥ (1,418)	¥ (1,949)
Over 1 year [member] | Individual customer [member]
Disclosure of provision matrix [line items]
Expected loss rate	100.00%	100.00%
Gross carrying amount	¥ 1,531	¥ 1,532
Loss allowance	¥ (1,531)	¥ (1,532)
Within 180 days [member] | Corporate customer [member]
Disclosure of provision matrix [line items]
Expected loss rate	3.00%	2.00%
Gross carrying amount	¥ 15,405	¥ 10,537
Loss allowance	¥ (462)	¥ (211)
181 days to 1 year [member] | Corporate customer [member]
Disclosure of provision matrix [line items]
Expected loss rate	25.00%	20.00%
Gross carrying amount	¥ 6,048	¥ 3,733
Loss allowance	¥ (1,512)	¥ (747)
1 year to 2 years [member] | Corporate customer [member]
Disclosure of provision matrix [line items]
Expected loss rate	65.00%	60.00%
Gross carrying amount	¥ 3,361	¥ 2,228
Loss allowance	¥ (2,185)	¥ (1,337)
2 years to 3 years [member] | Corporate customer [member]
Disclosure of provision matrix [line items]
Expected loss rate	85.00%	80.00%
Gross carrying amount	¥ 1,433	¥ 1,052
Loss allowance	¥ (1,218)	¥ (842)
Over 3 years [member] | Corporate customer [member]
Disclosure of provision matrix [line items]
Expected loss rate	100.00%	100.00%
Gross carrying amount	¥ 1,438	¥ 938
Loss allowance	¥ (1,438)	¥ (938)